Note 2 - Summary of Significant Accounting Policies - Warrant Assumptions (Details) - Feb. 12, 2025 - Archimedes Tech SPAC Partners II Co - Public Warrants [Member]	$ / shares	Total	Y
Calculated value per warrant (in dollars per share)	$ 0.15
Measurement Input, Share Price [Member]
Warrants, assumption		9.93
Measurement Input, Expected Term [Member]
Warrants, assumption		6.5	6.5
Measurement Input, Exercise Price [Member]
Warrants, assumption		11.5
Measurement Input, Risk Free Interest Rate [Member]
Warrants, assumption		4.49
Measurement Input, Price Volatility [Member]
Warrants, assumption		3
Probability of De-SPAC and Market Adjustment [Member]
Warrants, assumption		11